RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Summary of Balances with Related Party

	December 31,
	2020	2019
Accounts receivable – related parties
Shanghai Pujiang	$593,762	$536,358
Zhejiang Pujiang	802,854	—
	$1,396,616	$536,358

The balance of Accounts receivable-related parties consist of amounts from Shanghai Pujiang and Zhejiang Pujiang for the sale of products.

	December 31,
	2020	2019
Customer deposits – related parties
Zhejiang Pujiang	$—	$3,358,897
	$—	$3,358,897

The balance of Customer deposits-related parties consist of amounts paid to the Company in advance from Zhejiang Pujiang for the sale of products.

	December 31,
	2020	2019
Due to related parties:
Pujiang International	$2,947,632	$2,181,098
Top Innovation	315,432	116,541
	$3,263,064	$2,297,639

Summary of Related Party Transactions

		December 31,
		2020	2019	2018
Ossen Material Research	Ossen Material Research provided guarantee together with Shanghai Pujiang and Dr. Tang for the short-term bank loans borrowed by the Company	$4,484,509	$3,515,003	$—
Ossen Shanghai	Ossen Shanghai provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$—	$—	$581,522
Shanghai Pujiang	Shanghai Pujiang provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$—	$—	$9,377,044
	Shanghai Pujiang provided guarantee for the short-term bank loans borrowed by the Company	$912,104	$—	$—
	Shanghai Pujiang provided guarantee together with Pujiang International for the short-term bank loans borrowed by the Company	$3,040,345	$—	$—
	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang	$88,930,102	$85,995,602	$30,529,912
	The Company provided guarantee for the long-term bank loans borrowed by Shanghai Pujiang	$—	$—	$43,585,084
	The Company provided guarantee for the notes payable issued by Shanghai Pujiang	$—	$—	$2,907,611
	The Company sold products to Shanghai Pujiang	$774,867	$2,906,755	2,810,147
Zhejiang Pujiang	The Company sold products to Zhejiang Pujiang	$5,062,651	$1,566,558	$2,945,584
Pujiang International	Pujiang International provided guarantee for the short-term bank loans borrowed by the Company	$5,320,604	$7,819,086	$—